Note 24 - Financial Instruments and Related Risk Management - Disclosure of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade and other payables	$ 76,002	$ 59,123
Debt facilities	152,708	155,818
Lease liabilities	20,575	21,936	$ 5,847
Other liabilities	5,406	$ 4,675
Total financial liabilities	254,691
Contractual cash flows [member]
Statement Line Items [Line Items]
Trade and other payables	76,002
Debt facilities	174,082
Lease liabilities	16,520
Other liabilities	5,406
Total financial liabilities	272,010
Less than 1 year [member]
Statement Line Items [Line Items]
Trade and other payables	76,002
Debt facilities	13,180
Lease liabilities	4,557
Other liabilities
Total financial liabilities	93,739
From 1 to 3 years [member]
Statement Line Items [Line Items]
Trade and other payables
Debt facilities	160,902
Lease liabilities	6,562
Other liabilities
Total financial liabilities	167,464
From 4 to 5 years [member]
Statement Line Items [Line Items]
Trade and other payables
Debt facilities
Lease liabilities	4,692
Other liabilities
Total financial liabilities	4,692
After 5 years [member]
Statement Line Items [Line Items]
Trade and other payables
Debt facilities
Lease liabilities	709
Other liabilities	5,406
Total financial liabilities	$ 6,115